Reportable Segments (Details) - Schedule of reconciliation of reportable segments’ net income from continuing operations to adjusted EBITDA - Aria Energy LLC [Member] - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reportable Segments (Details) - Schedule of reconciliation of reportable segments’ net income from continuing operations to adjusted EBITDA [Line Items]
Net income (loss)	$ 84,760	$ (6,641)	$ (30,001)	$ (27,031)	$ (24,758)
Depreciation, amortization and accretion	11,999	16,190	31,802	33,317	34,828
Interest expense	8,676	9,676	19,319	22,129	20,634
EBITDA	105,435	19,225	21,120	28,415	30,704
Impairment of assets			25,293	1,634	26,167
Net derivative activity	(1,015)	(421)	(1,151)	(126)	(1,727)
Equity in income of joint ventures	(13,325)	(3,446)	(9,298)	(4,378)	(3,260)
Return on investment in joint ventures	12,166	4,156	13,016	11,023	5,032
Loss on disposal of assets	(1,347)				556
Debt forbearance costs			1,815	623	1,792
Costs related to sale of equity	2,181	104	440	117	1,039
Adjusted EBITDA	43,674	20,109	51,235	37,308	60,303
RNG [Member]
Reportable Segments (Details) - Schedule of reconciliation of reportable segments’ net income from continuing operations to adjusted EBITDA [Line Items]
Net income (loss)	38,773	11,068	30,459	14,314	41,304
Depreciation, amortization and accretion	5,119	5,031	10,133	7,189	6,781
Interest expense
EBITDA	43,892	16,099	40,592	21,503	48,085
Impairment of assets
Net derivative activity	(1,015)	(421)	(1,151)	(126)	(875)
Equity in income of joint ventures	(11,523)	(1,765)	(6,107)	(664)	(2,427)
Return on investment in joint ventures	10,057	1,300	5,450	4,380	1,800
Loss on disposal of assets					556
Debt forbearance costs
Costs related to sale of equity
Adjusted EBITDA	41,411	15,213	38,784	25,093	47,139
LFGTE [Member]
Reportable Segments (Details) - Schedule of reconciliation of reportable segments’ net income from continuing operations to adjusted EBITDA [Line Items]
Net income (loss)	64,925	(1,002)	(26,126)	(5,966)
Depreciation, amortization and accretion	6,854	11,117	21,595	25,999
Interest expense
EBITDA	71,779	10,115	(4,531)	20,033
Impairment of assets			25,293	1,634
Net derivative activity
Equity in income of joint ventures	(1,802)	(1,681)	(3,191)	(3,714)
Return on investment in joint ventures	2,109	2,856	7,566	6,643
Loss on disposal of assets	(1,347)
Debt forbearance costs
Costs related to sale of equity
Adjusted EBITDA	9,328	11,290	25,137	24,596
Corporate [Member]
Reportable Segments (Details) - Schedule of reconciliation of reportable segments’ net income from continuing operations to adjusted EBITDA [Line Items]
Net income (loss)	(18,938)	(16,707)	(34,334)	(35,379)	(35,087)
Depreciation, amortization and accretion	26	42	74	129	52
Interest expense	8,676	9,676	19,319	22,129	20,634
EBITDA	(10,236)	(6,989)	(14,941)	(13,121)	(14,401)
Impairment of assets
Net derivative activity					(852)
Equity in income of joint ventures
Return on investment in joint ventures
Loss on disposal of assets
Debt forbearance costs			1,815	623	1,792
Costs related to sale of equity	2,181	104	440	117	1,039
Adjusted EBITDA	$ (7,065)	$ (6,394)	$ (12,686)	$ (12,381)	(12,422)
Power [Member]
Reportable Segments (Details) - Schedule of reconciliation of reportable segments’ net income from continuing operations to adjusted EBITDA [Line Items]
Net income (loss)					(30,975)
Depreciation, amortization and accretion					27,995
Interest expense
EBITDA					(2,980)
Impairment of assets					26,167
Net derivative activity
Equity in income of joint ventures					(833)
Return on investment in joint ventures					3,232
Loss on disposal of assets
Debt forbearance costs
Costs related to sale of equity
Adjusted EBITDA					$ 25,586